FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 557.7	$ 808.7